Shareholders Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Payable	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2018		99,923,026
Beginning balance, amount at Dec. 31, 2018		$ 99,923	$ 2,426,561	$ 249,234	$ (2,740,476)	$ 35,242
Shares issued for cash, shares		87,585
Shares issued for cash, amount		$ 88	87,316	466		87,870
Shares issued as a result of the reverse merger, shares		365,219
Shares issued as a result of the reverse merger, amount		$ 365	237,027			237,392
Conversion of preferred stock at time of reverse merger, shares		4,000,000
Conversion of preferred stock at time of reverse merger, amount		$ 4,000	2,596,000			2,600,000
Stock dividend, shares		50,000
Stock dividend, amount		$ 50	26,424	(26,474)
Shares issued for services, amount
Shares issued for services, amount
Cancellation of unallocated shares, shares
Cancellation of unallocated shares, amount
Redemption of common stock for cash, shares
Redemption of common stock for cash, value
Imputed interest
Net loss					(2,888,765)	(2,888,765)
Ending balance, shares at Dec. 31, 2019		104,425,830
Ending balance, amount at Dec. 31, 2019		$ 104,426	5,373,328	223,226	(5,629,241)	71,739
Shares issued for cash, shares		3,000
Shares issued for cash, amount		$ 3	4,250			4,253
Shares issued as a result of the reverse merger, shares
Shares issued as a result of the reverse merger, amount
Conversion of preferred stock at time of reverse merger, shares
Conversion of preferred stock at time of reverse merger, amount
Stock dividend, shares
Stock dividend, amount
Shares issued for services, amount		584,500
Shares issued for services, amount		$ 586	1,852,915			1,853,501
Cancellation of unallocated shares, shares		(49,065)
Cancellation of unallocated shares, amount		$ (49)	49
Redemption of common stock for cash, shares
Redemption of common stock for cash, value
Imputed interest						1,763
Net loss					(1,954,297)	(1,954,297)
Ending balance, shares at Dec. 31, 2020		104,964,265
Ending balance, amount at Dec. 31, 2020		$ 104,966	7,232,305	223,226	(7,583,538)	(23,041)
Shares issued for cash, shares
Shares issued for cash, amount
Shares issued as a result of the reverse merger, shares
Shares issued as a result of the reverse merger, amount
Conversion of preferred stock at time of reverse merger, shares
Conversion of preferred stock at time of reverse merger, amount
Stock dividend, shares
Stock dividend, amount
Shares issued for services, amount
Shares issued for services, amount				$ 68,750		$ 68,750
Cancellation of unallocated shares, shares				68,750		68,750
Cancellation of unallocated shares, amount
Redemption of common stock for cash, shares		(14,000,000)
Redemption of common stock for cash, value		$ (14,000)	$ 13,999			$ (1)
Imputed interest			745			745
Net loss					(189,797)	(189,797)
Ending balance, shares at Mar. 31, 2021		90,964,265
Ending balance, amount at Mar. 31, 2021		$ 90,966	7,247,049	291,976	(7,773,335)	(143,344)
Beginning balance, shares at Dec. 31, 2020		104,964,265
Beginning balance, amount at Dec. 31, 2020		$ 104,966	7,232,305	223,226	(7,583,538)	(23,041)
Imputed interest						1,499
Net loss						(411,957)
Ending balance, shares at Jun. 30, 2021		90,989,265
Ending balance, amount at Jun. 30, 2021		$ 90,991	7,297,278	326,351	(7,995,495)	(280,875)
Beginning balance, shares at Mar. 31, 2021		90,964,265
Beginning balance, amount at Mar. 31, 2021		$ 90,966	7,247,049	291,976	(7,773,335)	(143,344)
Shares issued for cash, shares
Shares issued for cash, amount
Shares issued as a result of the reverse merger, shares
Shares issued as a result of the reverse merger, amount
Conversion of preferred stock at time of reverse merger, shares
Conversion of preferred stock at time of reverse merger, amount
Stock dividend, shares
Stock dividend, amount
Shares issued for services, amount		25,000
Shares issued for services, amount		$ 25	$ 49,475	$ 34,375		$ 83,875
Cancellation of unallocated shares, shares		25	49,475	34,375		83,875
Cancellation of unallocated shares, amount
Redemption of common stock for cash, shares
Redemption of common stock for cash, value
Imputed interest			754			754
Net loss					(222,160)	(222,160)
Ending balance, shares at Jun. 30, 2021		90,989,265
Ending balance, amount at Jun. 30, 2021		$ 90,991	$ 7,297,278	$ 326,351	$ (7,995,495)	$ (280,875)